39. Personnel expenses (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Collective Identified [Member]
Statement Line Items [Line Items]
Participant	Members of the Executive Committee, Statutory Officers and other executives who assume significant and responsible risks of control areas
Liquidity Type	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)
Collective Identified [Member] | 01/01 to 12/31/2020 [Member]
Statement Line Items [Line Items]
Remuneration	R$ 103,696
Collective Identified [Member] | 01/01 to 12/31/2019 [Member]
Statement Line Items [Line Items]
Remuneration	R$ 98,441
Unidentified Collective [Member]
Statement Line Items [Line Items]
Participant	Management-level employees and employees who are benefited by the Deferral Plan
Liquidity Type	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)
Unidentified Collective [Member] | 01/01 to 12/31/2020 [Member]
Statement Line Items [Line Items]
Remuneration	R$ 98,069
Unidentified Collective [Member] | 01/01 to 12/31/2019 [Member]
Statement Line Items [Line Items]
Remuneration	R$ 104,068